Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - Schedule of fair value assets and liabilities measured on recurring basis using unobservable inputs (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Balance	$ 11,756.5		$ 9,744.6
Total realized and unrealized gains (losses) included in changes in net assets	864.1		1,048.7
Purchases(1)	1,626.9	[1]	1,313.4	[1]
Sales	(685.8)		(335.9)
Settlements(2)	(375.8)	[2]	(14.3)	[2]
Balance	13,185.9		11,756.5
Real Estate Properties [Member]
Balance	9,857.6		8,115.5
Total realized and unrealized gains (losses) included in changes in net assets	544.5		788.2
Purchases(1)	838.3	[1]	1,287.6	[1]
Sales	(685.8)		(335.9)
Settlements(2)		[2]	2.2	[2]
Balance	10,554.6		9,857.6
Real Estate Joint Ventures [Member]
Balance	1,591.4		1,358.8
Total realized and unrealized gains (losses) included in changes in net assets	281.5		219.0
Purchases(1)	765.2	[1]	15.8	[1]
Settlements(2)	(346.6)	[2]	(2.2)	[2]
Balance	2,291.5		1,591.4
Limited Partnership [Member]
Balance	307.5		270.3
Total realized and unrealized gains (losses) included in changes in net assets	38.1		41.5
Purchases(1)	23.4	[1]	10.0	[1]
Settlements(2)	(29.2)	[2]	(14.3)	[2]
Balance	339.8		307.5
Mortgage Loans Payable [Member]
Balance	(2,028.2)		(1,860.2)
Total realized and unrealized gains (losses) included in changes in net assets	(14.8)		(0.8)
Purchases(1)	(248.8)	[1]	(185.0)	[1]
Settlements(2)	9.2	[2]	17.8	[2]
Balance	$ (2,282.6)		$ (2,028.2)

[1]	Includes purchases, contributions for joint ventures and limited partnerships, and capital expenditures.
[2]	Includes operating income for real estate joint ventures and limited partnerships, net of distributions and principal payments on mortgage loans payable.